Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Income Statement [Abstract]
Net revenues
Operating expenses:
Compensation and related taxes	2,433,209	464,307	17,244,155	761,208	18,326,234
Exploration cost	1,782,820	889,351	4,842,781	925,623	6,642,803
Consulting fees	416,956	2,889,958	2,021,529	3,298,693	7,592,708
General and administrative expenses	800,361	391,757	3,107,036	892,865	4,539,506
Total operating expenses	5,433,346	4,635,373	27,215,501	5,878,389	37,101,251
Operating loss from continuing operations	(5,433,346)	(4,635,373)	(27,215,501)	(5,878,389)	(37,101,251)
OTHER INCOME (EXPENSES):
Derivative Expense		(5,198,206)		(5,198,206)
Other income			80,000		80,000
Gain from sale of uranium assets pursuant to an option agreement			930,000		930,000
Gain from sale of subsidiary			2,500,000		2,500,000
Loss from entinguishment of debts			(4,769,776)		(4,769,776)
Change in fair value of derivative liability		1,687,605	(1,454,889)	1,687,605	5,447,917
Loss from disposal of assets	3,199		(18,729)		(192,759)
Settlement expense		(4,761,500)	(4,883,196)	(4,761,500)	(9,682,196)
Realized gain - trading securities			19,702		19,702
Realized gain - available for sale securities	415,000		755,600		755,600
Share of loss of equity method investee			(83,333)		(83,333)
Interest expense and other finance costs, net of interest income	(63,762)	(1,667,256)	(11,402,536)	(3,109,774)	(15,918,012)
Total other income(expenses) - net	354,437	(9,939,357)	(18,327,157)	(11,381,875)	(20,912,857)
Loss from continuing operations before provision for income taxes	(5,078,909)	(14,574,730)	(45,542,658)	(17,260,264)	(58,014,108)
Provision for income taxes
Loss from continuing operations	(5,078,909)	(14,574,730)	(45,542,658)	(17,260,264)	(58,014,108)
Discontinued operations:
(Loss) gain from discontinued operations, net of tax		(1,874,969)	(50,298)	(2,995,376)	802,367
Net loss	(5,078,909)	(16,449,699)	(45,592,956)	(20,255,640)	(57,211,741)
Less: Net loss (income) attributable to non-controlling interest		(199,346)	(1,164)	1,422	(172,517)
Net loss attributable to Pershing Gold Corporation	(5,078,909)	(16,649,045)	(45,594,120)	(20,254,218)	(57,384,258)
Preferred deemed dividend		(3,284,396)	(2,702,777)	(3,284,396)	(5,987,173)
Preferred stock dividends			(21,150)		(21,150)
Net loss available to common stockholders	$ (5,078,909)	$ (19,933,441)	$ (48,318,047)	$ (23,538,614)	$ (63,392,581)
Loss per common share, basic and diluted:
Loss from continuing operations	$ (0.02)	$ (0.13)	$ (0.22)	$ (0.35)	$ (0.32)
(Loss) income from discontinued operations	$ 0.00	$ (0.02)	$ 0.00	$ (0.06)	$ 0.00
[EarningsPerShareBasicAndDiluted]	$ (0.02)	$ (0.15)	$ (0.22)	$ (0.41)	$ (0.32)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and Diluted	256,619,449	113,594,049	206,120,460	49,198,517	182,407,492